Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025	May 31, 2024
Warrants
Outstanding, beginning balance	4,226,875	330,400	4,140,000
Exercised		(10,400)	(2,990,000)
Granted			10,400
Expired		(320,000)	(830,000)
Outstanding, ending balance	4,072,375	4,226,875	330,400
Weighted average exercise price, beginning balance	$ 0	$ 0.63	$ 0.75
Weighted average exercise price, Exercised		0.50	0.75
Weighted average exercise price, Granted			0.75
Weighted average exercise price, expired			0.75
Weighted average exercise price, ending balance		$ 0	$ 0.63
Weighted average remaining contractual life (in years), beginning balance			9 months 29 days
Weighted average remaining contractual life (in years), granted			1 year 1 month 17 days
Weighted average remaining contractual life (in years), ending balance			7 months 17 days